Segment Information (Long-Lived Assets By Geographic Area) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 500.0	$ 499.0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	345.1	335.0
Europe/MEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	84.3	90.6
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	26.7	26.2
North America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1.3	1.8
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	42.6	45.4
SB/RH [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	500.0	498.2
SB/RH [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	345.1	334.2
SB/RH [Member] | Europe/MEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	84.3	90.6
SB/RH [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	26.7	26.2
SB/RH [Member] | North America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1.3	1.8
SB/RH [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 42.6	$ 45.4